Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 3,724	$ 3,845
Accumulated Depreciation	2,768	2,588
Property and equipment, net	956	1,257
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,164	1,396
Accumulated Depreciation	1,115	1,251
Machines [Member]
Property, Plant and Equipment [Line Items]
Cost	572	403
Accumulated Depreciation	527	331
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	495	490
Accumulated Depreciation	357	338
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,118	1,100
Accumulated Depreciation	535	458
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	375	456
Accumulated Depreciation	$ 234	$ 210